CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Allowance for credit losses, accounts receivable | ¥	¥ 16,762	¥ 7,225
Allowance for credit losses, Prepaid expenses and other current assets | ¥	14,510	4,791
Allowance for credit losses, other non current assets | ¥	2,091	488
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	¥ 536,366	¥ 865,760
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000
Treasury Stock, Shares	140,393,870	12,255,830
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse | ¥	¥ 399,285	¥ 326,899
Common Class A [Member]
Common Stock, Shares, Issued	1,208,831,222	1,208,831,222
Common Stock, Shares, Outstanding	1,068,437,352	1,196,575,392
Common Class B [Member]
Common Stock, Shares, Issued	949,960,000	949,960,000
Common Stock, Shares, Outstanding	949,960,000	949,960,000